History And Reorganization of The Group - Summary of Direct and Indirect Interests In The Principal Subsidiaries And Our Principal Consolidated Affiliated Entities (Parenthetical) (Detail)
¥ in Millions
Dec. 31, 2023 CNY (¥)
Jinjiong (Shenzhen) Technology Service Company Ltd. ("Jinjiong Technology") [member]
Disclosure of subsidiaries [line items]
Additional paid-in capital	¥ 500